WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.1%
Alabama - 6.8%
Hoover, AL, IDA Revenue, United States Steel Corp. Project	5.750%	10/1/49	$450,000	$475,376	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,020,000	10,601,460
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	1,750,000	2,009,962
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	4,880,000	5,787,192
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	8,250,000	9,904,042
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	3,990,000	5,643,616
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,500,000	1,618,830	(b)(c)

Total Alabama				36,040,478

Arizona - 3.8%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	575,000	750,950
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	3,550,000	4,073,376	(a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	840,863	(d)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,309,750	(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	967,699	(d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,464,100	(d)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,382,364	(d)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,598,912	(d)

Total Arizona				20,388,014

California - 9.0%
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	1,000,000	1,170,880	(a)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	1,250,000	1,457,462	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,995,300	(a)(d)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2019 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	$600,000	$670,704
KIPP LA Project, Series A	5.125%	7/1/44	750,000	829,643
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	3,050,000	3,300,557	(d)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,405,635	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	2,000,000	2,056,800
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,404,055
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	250,000	282,153	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	21,432,320
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,977,585
Stockton, CA, PFA Revenue, Bond Anticipation Notes	1.400%	6/1/22	450,000	449,415
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, Class 1, Series A	5.000%	6/1/48	700,000	834,974	(e)

Total California				48,267,483

Colorado - 5.7%
Arista Metropolitan District, CO., GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.125%	12/1/48	1,000,000	1,074,020
Clear Creek Station Metropolitan District #2, CO, GO, Subordinate, Series B	7.375%	12/15/47	500,000	521,645
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	750,000	786,165
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,310,463
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,250,000	1,337,525
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	547,415

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2019 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	$3,000,000	$3,214,620
Leyden Rock, CO, Metropolitan District #10, GO, Senior Refunding and Improvement, Series A	5.000%	12/1/45	1,250,000	1,312,537
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	527,960
Subordinate, Series B	7.750%	12/15/47	1,000,000	1,044,000
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	11,550,000	17,597,926
Solaris, CO, Metropolitan District #3, GO, Series A, Refunding	5.000%	12/1/36	850,000	894,430

Total Colorado				30,168,706

Connecticut - 0.6%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,204,600
Connecticut State, GO, Series A	5.000%	4/15/35	1,500,000	1,860,060

Total Connecticut				3,064,660

Delaware - 1.7%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,272,250

District of Columbia - 1.3%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,292,157
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,330,875
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	300,000	321,972
KIPP Charter School	6.000%	7/1/33	1,000,000	1,172,060	(f)
KIPP Charter School	6.000%	7/1/43	1,450,000	1,699,487	(f)

Total District of Columbia				6,816,551

Florida - 2.1%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	4,104,825	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,628,085	(a)
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	250,000	261,430	(d)
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,327,812	(d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,084,010	(d)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2019 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	$750,000	$861,457
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,796,064
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	350,000	378,172
Series A-2	7.375%	5/1/33	355,000	4	*(g)

Total Florida				11,441,859

Georgia - 0.8%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	4.000%	6/15/49	1,500,000	1,677,990
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,366,620
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,474,963

Total Georgia				4,519,573

Illinois - 9.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	1,000,000	1,137,850
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	114,135
Dedicated, Series H	5.000%	12/1/46	750,000	836,873
Series D	5.000%	12/1/46	750,000	842,977
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	2,000,000	2,247,880
Series 2005D, Refunding	5.500%	1/1/37	3,500,000	3,933,790
Series A, Refunding	6.000%	1/1/38	1,250,000	1,484,250
Series C, Refunding	5.000%	1/1/25	1,000,000	1,118,980
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,050,000	1,158,853
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,153,120	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,148,470	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	4,000,000	4,494,680

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2019 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	$3,250,000	$3,267,160	(a)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc., Series A	5.125%	5/15/43	2,700,000	2,861,082
Park Place of Elmhurst, Series C	2.000%	5/15/55	2,525,250	76,263
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	914,857
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	200,000	235,132
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,486,509
Series 2016, Refunding	5.000%	2/1/26	2,500,000	2,841,600
Series A, Refunding	5.000%	10/1/29	2,900,000	3,365,015
Series C	5.000%	11/1/29	3,250,000	3,687,450
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A,	5.000%	6/15/57	1,150,000	1,273,452
McCormick Place Expansion Project, Series A, CAB	0.000%	12/15/52	2,800,000	796,208
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	300,000	303,300
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.200%	6/15/50	40,000	40,488
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	180,000	182,252
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,613,639

Total Illinois				48,616,265

Indiana - 2.3%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	10,937,200	(f)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,169,480	(a)

Total Indiana				12,106,680

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	400,000	405,428

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2019 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 2.6%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A	6.375%	6/1/40	$11,500,000	$11,837,180	(f)
Kentucky State PEA, Gas Supply Revenue, Series B	4.000%	1/1/25	2,000,000	2,213,200	(b)(c)

Total Kentucky				14,050,380

Louisiana - 0.7%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,167,850
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,085,560
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	537,830
St. John Parish the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	750,000	752,588	(b)(c)

Total Louisiana				3,543,828

Maryland - 2.1%
Maryland State EDC Revenue:
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	358,917	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,190,450	(a)
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	9,653,310

Total Maryland				11,202,677

Massachusetts - 4.4%
Massachusetts State DFA Revenue:
Newbridge Charles Inc., Refunding	5.000%	10/1/37	1,000,000	1,108,330	(d)
Newbridge Charles Inc., Refunding	5.000%	10/1/47	250,000	275,282	(d)
Tufts Medical Center Inc., Series I, Prerefunded	6.875%	1/1/41	2,400,000	2,556,744	(f)
Tufts Medical Center Inc., Series I, Unrefunded	6.875%	1/1/41	1,600,000	1,703,520	(f)
Wellforce Issue, Series A	5.000%	7/1/38	1,000,000	1,201,850
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,209,810
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	593,010
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,364,209
Massachusetts State HEFA Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.375%	7/1/35	6,000,000	6,162,480	(f)
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	6,000,000	7,405,920

Total Massachusetts				23,581,155

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2019 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 1.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$750,000	$834,210
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	3,150,000	2,760,723	(c)
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,355,000	1,401,368	(d)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	400,000	420,432	(d)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,369,350
Senior Lien, Great Lakes Water Authority & Sewer, Series C-1, Refunding	5.000%	7/1/44	1,180,000	1,266,919
Senior Lien, Great Lakes Water Authority & Sewer, Series C-6, Refunding	5.000%	7/1/33	1,130,000	1,284,132
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	1,011,007	(a)

Total Michigan				10,348,141

Minnesota - 0.8%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinate, Series B	5.000%	1/1/49	3,500,000	4,233,180	(a)

Missouri - 2.1%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	2,000,000	2,374,420	(a)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	1,000,000	883,220	(d)
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,100,560
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,667,413
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,338,040

Total Missouri				11,363,653

Nebraska - 2.8%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	10,660,000	14,716,876

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2019 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.7%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	$1,295,000	$1,418,944	(d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,185,671	(d)

Total Nevada				3,604,615

New Jersey - 7.4%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	2,000,000	2,175,180	(a)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	1,133,940
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,149,700
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.720%	3/1/28	17,500,000	17,566,675	(c)
New Jersey State EDA, Special Facilities Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	464,744	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	360,348
New Jersey State Higher Education State, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	3,009,378	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	1,979,548
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	4,123,800
Transportation Program, Series BB	5.000%	6/15/44	500,000	571,355
Transportation System, Series D	5.000%	6/15/32	4,625,000	5,179,630
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	500,000	569,830

Total New Jersey				39,284,128

New Mexico - 0.5%
Otero County, NM, COP:
Jail Project Revenue	9.000%	4/1/23	410,000	409,934
Jail Project Revenue	9.000%	4/1/28	500,000	487,715	(c)

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2019 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - (continued)
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	$750,000	$825,600	(e)
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	600,000	600,708	(e)
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	600,762	(e)

Total New Mexico				2,924,719

New York - 2.1%
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	623,117	101,257
New York State Liberty Development Corp., Second Priority Liberty Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Refunding	2.800%	9/15/69	2,250,000	2,296,215
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,300,000	1,437,787	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,356,440

Total New York				11,191,699

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/51	1,600,000	1,816,656

Ohio - 2.0%
Indian Creek Local School District, GO, Series A	5.000%	11/1/55	2,335,000	2,777,086
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	1,017,730	(a)(b)(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,825,015	(a)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	5,000,000	5,226,950

Total Ohio				10,846,781

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2019 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 1.9%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	$572,302	$4,750	*(g)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	573,280
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,132,850
Montereau Inc. Project, Series A	7.125%	11/1/30	1,000,000	1,028,500	(f)
Montereau Inc. Project, Series A	7.250%	11/1/40	7,000,000	7,203,770	(f)

Total Oklahoma				9,943,150

Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,418,813

Pennsylvania - 4.3%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,116,630
Armstrong, PA, School District, GO, Series A, Refunding	4.000%	3/15/41	2,000,000	2,232,200
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	550,000	673,035
Erie, PA, Water Authority Revenue:
Series D	5.000%	12/1/32	1,750,000	2,223,777
Series D	5.000%	12/1/33	1,110,000	1,405,915
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	2,015,125
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	750,000	755,820	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,030,400
Pennsylvania State Higher Educational Facilities Authority Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,818,080	(f)
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	6.250%	4/1/42	635,000	651,173
Lease Revenue, Refunding	5.000%	10/1/30	750,000	971,685
Performing Arts Charter School Project	6.000%	6/15/23	2,185,000	2,224,090	(d)

Total Pennsylvania				23,117,930

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2019 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$760,000	$797,050
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	900,000	677,250	*(g)
Series A	5.050%	7/1/42	215,000	161,788	*(g)
Series XX	5.250%	7/1/40	1,850,000	1,410,625	*(g)

Total Puerto Rico				3,046,713

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(g)

Texas - 13.9%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,900,544
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	1,250,000	1,524,475	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,743,756
CAB	0.000%	1/1/38	2,000,000	1,143,700
CAB	0.000%	1/1/40	2,200,000	1,170,224
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A	6.000%	12/1/30	1,120,000	1,176,493	(f)
Uplift Education, Series A	6.125%	12/1/40	4,000,000	4,207,080	(f)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B (Step bond, 0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	4,000,000	4,316,480
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,042,020	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,968,585	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,348,250	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	8,381,850	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	130,377	(a)
Series 2017	5.000%	11/1/36	110,000	129,528	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2019 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	$500,000	$550,730
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	650,000	711,880
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	650,000	668,479
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	553,720
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,159,760
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,363,944
Buckner Senior Living Ventana Project	6.750%	11/15/47	1,000,000	1,149,240
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,750,000	*(g)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	6,045,000	7,053,125
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	17,076,427
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	430,000	403,065
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	336,876	(d)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	104,435

Total Texas				74,065,043

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2019 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 1.3%
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	$2,200,000	$2,205,588
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,483,592

Total U.S. Virgin Islands				6,689,180

Utah - 0.6%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	427,714
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	754,538
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	856,867
Utah State Infrastructure Agency Telecommunication Revenue, Series A	5.375%	10/15/40	1,150,000	1,327,031

Total Utah				3,366,150

Washington - 0.4%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,181,450	(b)(c)
Washington State Housing Finance Commission Revenue:
Heron’s Key, Series A	6.500%	7/1/30	350,000	380,412	(d)
Heron’s Key, Series A	6.750%	7/1/35	350,000	382,714	(d)

Total Washington				1,944,576

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	967,050	(b)(c)

Wisconsin - 1.9%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	750,000	898,208	(d)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	3,204,060	(d)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,342,862	(d)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,872,931

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2019 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Wisconsin HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	$200,000	$229,510
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,144,020
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	580,610

Total Wisconsin				10,272,201

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $481,270,462)				528,823,641

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Minnesota - 0.0%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	1.110%	11/15/34	200,000	200,000	(h)(i)

North Carolina - 0.1%
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.160%	2/1/34	100,000	100,000	(h)(i)
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	1.100%	2/1/24	100,000	100,000	(h)(i)

Total North Carolina				200,000

Texas - 0.0%
University of Texas System, Permanent University Fund Revenue, Series A	1.060%	7/1/38	155,000	155,000	(h)(i)

Wyoming - 0.1%
Uinta County, WY, PCR, Chevron USA Project, Refunding	1.260%	8/15/20	400,000	400,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $955,000)				955,000

TOTAL INVESTMENTS - 99.3% (Cost - $482,225,462)				529,778,641
Other Assets in Excess of Liabilities - 0.7%				3,947,391

TOTAL NET ASSETS - 100.0%				$533,726,032

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2019 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of October 31, 2019.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2019 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

17

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$528,823,641	—	$528,823,641
Short-Term Investments†	—	955,000	—	955,000

Total Investments	—	$529,778,641	—	$529,778,641

†	See Schedule of Investments for additional detailed categorizations.

19